EMPLOYEE BENEFIT PLANS, Contributions and Cash Balance Pension Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Pension Benefits [Member]
Contributions [Abstract]
Pension contributions	$ 6
Cash Balance Defined Benefit Pension Plan [Member]
Cash balance defined benefit pension plan [Abstract]
Description of interest credit rate basis	ten-year U.S. Treasury rate
Service period for vesting (in years)	3Y